Description Of The Business And Summary Of Significant Accounting Policies (Reconciliation Of Net Income Attributable To Basic And Diluted EPS) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Description Of The Business And Summary Of Significant Accounting Policies [Abstract]
Net income attributable to Ensco	$ 132.9	$ 130.5	$ 126.3	$ 189.8	$ 208.7	$ 149.7	$ 200.3	$ 220.7	$ 579.5	$ 779.4	$ 1,150.8
Net income allocated to non-vested share awards									(7.4)	(9.7)	(12.6)
Net income attributable to Ensco shares									$ 572.1	$ 769.7	$ 1,138.2